Accounting information and policies - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Revenue contribution by Russian business, percentage	1.00%
Net profit contribution by Russian business, percentage	1.00%
Russia
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Assets (liabilities)	€ 600